Share capital - Narrative (Details) shares in Millions, $ in Millions	12 Months Ended
	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2021 £ / shares	Jul. 31, 2021 USD ($) shares	Jul. 31, 2020 £ / shares	Jul. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares) | shares				500		500
Par value (pence per share) | £ / shares			£ 0.10		£ 0.10
Own shares
Disclosure of classes of share capital [line items]
Market value of shares held in trusts				$ 117		$ 114
Long term incentive plans and all-employee plans
Disclosure of classes of share capital [line items]
Consideration received in respect of shares transferred to participants	$ 18	$ 11
Discretionary share option plans and long term incentive plans
Disclosure of classes of share capital [line items]
Consideration received in respect of shares transferred to participants	$ 0	$ 0